OTHER INCOME (EXPENSE), NET - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 02, 2024	May 14, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
CCR gain		$ (292)	$ 318	$ 0	$ 0
TMA-related gain			46	0	0
Loss on derivative instruments, pretax			86	96	0
Chubb gain			0	0	1,105
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Chubb Fire and Security
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Chubb gain					1,100
VCS Business | Foreign Exchange Forward
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on derivative instruments, pretax	$ 86		$ 86	96	$ 0
TCC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
TCC acquisition-related gain				$ 697